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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08555

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 9 of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund for the quarter ended October 31, 2007. These 9 series have a January 31 fiscal year end.

Date of reporting period: October 31, 2007

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 112.3%
CONTINUING CARE RETIREMENT COMMUNITY 9.1%
California CDA RRB, Univ. Retirement Proj., 4.55%, VRDN, (LOC: Bank of America Corp.)	$4,000,000	$4,000,000
California Fin. Auth. For Nonprofit Corp. RRB, Casa De Las Campanas, Ser. A, 5.50%, VRDN, (Insd. by Radian Group, Inc. & SPA: KBC Bank NV)	14,350,000	14,350,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living, Ser. A, 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Bank)	2,800,000	2,800,000
Montgomery Cnty., PA IDA RB, ACTS Retirement Life Communities, Inc., 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: LaSalle Bank Corp.)	300,000	300,000

		21,450,000

EDUCATION 2.8%
California CDA RB, Biola Univ., Ser. B, 4.90%, VRDN, (SPA: BNP Paribas SA)	2,650,000	2,650,000
Coast Cmnty. College Dist. of California RB, Ser. 45, 3.49%, VRDN, (Insd. by FSA & Liq.: Goldman Sachs Group, Inc.)	2,495,000	2,495,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.54%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	1,325,000	1,325,000

		6,470,000

GENERAL OBLIGATION – LOCAL 2.2%
Coast Cmnty. College Dist. of California GO, Ser. 58 Z, 3.49%, VRDN, (Insd. by Goldman Sachs Group, Inc.)	5,250,000	5,250,000

GENERAL OBLIGATION – STATE 7.1%
California GO ROC RR-II-R-622PB, 3.49%, VRDN, (Insd. by AMBAC & Liq.: PB Capital Corp.)	2,465,000	2,465,000
California GO, PFOTER:
3.69%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	1,625,000	1,625,000
Ser. 1017, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
California RAN GO, 4.00%, 06/30/2008	10,000,000	10,040,900
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.61%, VRDN, (Liq.: Societe Generale)	700,000	700,000

		16,830,900

HOSPITAL 1.4%
Glendale, CA Hosp. RB, Ser. 590, 3.52%, VRDN, (Liq.: Morgan Stanley & LOC: MBIA)	2,100,000	2,100,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.54%, VRDN, (LOC: Lloyds TSB Group plc)	1,300,000	1,300,000

		3,400,000

HOUSING 25.4%
California CDA MHRB, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,900,000	2,900,000
California HFA RB, Ser. U, 3.61%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	1,200,000	1,200,000
Charter Mac Floating Cert. Trust MHRB, Ser. 24TP, 3.53%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,500,000	3,500,000
Class B Revenue Bond Cert. Trust, Ser. 2002-01, 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB:
Ser. M001, Class A, 3.63%, VRDN, (Insd. by FHLMC)	2,929,234	2,929,234
Ser. M007, Class A, 3.63%, VRDN, (Liq.: FHLMC)	10,982,101	10,982,101
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	815,000	815,000
Class F, 3.74%, VRDN, (SPA: Lloyds TSB Group plc)	1,530,000	1,530,000
Ser. EC-002, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	228,000	228,000
Oakland, CA Redev. Agcy. MHRB, 3.63%, VRDN, (LOC: Lloyds TSB Group plc)	7,700,000	7,700,000
RBC Muni. Trust Cert. Floater RB, Ser. E-1, 3.58%, VRDN, (LOC: Royal Bank of Canada)	8,285,000	8,285,000
Simi Valley, CA MHRB, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,895,000	12,895,000

		59,964,335

INDUSTRIAL DEVELOPMENT REVENUE 14.5%
California CDA IDRB, Santos Proj., Ser. A, 3.45%, VRDN, (LOC: California Bank & Trust)	2,990,000	2,990,000
California CDA RB, Triple H Investors Proj., 3.40%, VRDN, (LOC: Union Bank of California)	520,000	520,000
California Cmnty. Dev. RB, Deutsche Bank Spears Trust, 3.71%, VRDN, (Liq.: Deutsche Bank AG)	4,650,000	4,650,000
California EDA RB, Killion Inds. Proj., 3.55%, VRDN, (LOC: Union Bank of California)	2,580,000	2,580,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 3.53%, VRDN, (LOC: Comerica, Inc.)	$3,000,000	$3,000,000
Haig Precision Manufacturing Corp., 3.75%, VRDN, (SPA: Bank of the West)	2,070,000	2,070,000
Surtec, Inc. Proj., Ser. A, 3.53%, VRDN, (LOC: Comerica, Inc.)	1,830,000	1,830,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 3.68%, VRDN, (LOC: Regions Finl. Corp.)	1,600,000	1,600,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.88%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,275,000	1,275,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.47%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Riverside Cnty., CA IDRB:
Empowerment Zone Facs., Guy Evans, Inc. Proj., VRDN, 3.60%, VRDN, (LOC: California Bank & Trust)	6,185,000	6,185,000
Triple H Processors Proj., 3.65%, VRDN, (LOC: Union Bank of California)	1,320,000	1,320,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 3.55%, VRDN, (Gtd. by California State Teachers’ Retirement Sys.)	1,450,000	1,450,000
Ser. B, 3.55%, VRDN, (Gtd. by California State Teachers’ Retirement Sys.)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.57%, VRDN, (LOC: Standard Federal Bank)	1,300,000	1,300,000

		34,270,000

LEASE 2.6%
Branch Bank & Trust Co., Muni. Trust RB, Ser. 1006, 3.61%, VRDN, (LOC: Branch Bank & Trust Co.)	1,900,000	1,900,000
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.50%, VRDN, (LOC: Union Bank of California)	4,330,000	4,330,000

		6,230,000

MISCELLANEOUS REVENUE 10.5%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	1,500,000	1,509,338
California Infrastructure EDRB, Society for the Blind Proj., 3.57%, VRDN, (LOC: U.S. Bank, NA)	2,300,000	2,300,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 3.53%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 3.53%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 3.48%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 3.48%, VRDN, (LOC: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.53%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 3.53%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%, 03/01/2008, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		24,749,338

RESOURCE RECOVERY 6.0%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 3.35%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Napa Recycling & Waste, Ser. A, 3.35%, VRDN, (LOC: Union Bank of California)	4,675,000	4,675,000
Rewar-Penas Disposal Proj., Ser. A, 3.35%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 3.35%, VRDN, (LOC: Comerica, Inc.)	335,000	335,000
California Pollution Ctl. Fin. Auth. Resource Recovery RB, Burney Forest Products Proj., Ser. A, 3.62%, VRDN, (LOC: Union Bank of California)	500,000	500,000

		14,135,000

SPECIAL TAX 5.7%
Austin Trust Cert., Ser. 2007-315, 3.49%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Bank)	5,425,000	5,425,000
Puerto Rico Funding Corp. Sales Tax RB, ROC RR-II-R-11147, Class A, 3.51%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	8,000,000	8,000,000

		13,425,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 11.9%
Golden State Tobacco Muni. Securities Trust Cert. RB, Ser. 7045, 3.53%, VRDN, (Liq.: Bear Stearns Cos.)	$16,500,000	$16,500,000
Golden State Tobacco Securitization Corp. of California RB:
PFOTER, 3.49%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,500,000	4,500,000
3.50%, VRDN, (Insd. by FGIC & LOC: Deutsche Bank AG)	2,075,000	2,075,000
Municipal Securities Trust Cert. RB, Ser. 7021, Class A, 3.51%, VRDN, (Insd. by FGIC & Liq.: Bear Stearns Cos.)	5,000,000	5,000,000

		28,075,000

UTILITY 12.7%
California Pollution Ctl. Fin. Auth. RB, Pacific Gas & Elec. Proj., Ser. 97-B, 3.57%, VRDN, (LOC: JPMorgan Chase & Co.)	900,000	900,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.83%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,800,000	1,800,000
Long Beach, CA RB, Natural Gas Proj., Ser. 2133, 3.38%, VRDN, (Gtd. by Morgan Stanley)	20,000,000	20,000,000
Mobile, AL IDRB, Alabama Power Co., Barry Plant Proj., Ser. B, 3.66%, VRDN, (Gtd. by Alabama Power Co.)	1,000,000	1,000,000
Puerto Rico Elec. Power Auth. RB:
ROC RR-II-R-637CE, 3.51%, VRDN, (Liq.: & Gtd. by Citigroup, Inc.)	3,500,000	3,500,000
ROC RR-II-R-11101CE, 3.55%, VRDN, (Liq.: CitiBank, NA)	900,000	900,000
ROC RR-II-R-11102CE, 3.55%, VRDN, (Liq.: CitiBank, NA)	1,800,000	1,800,000

		29,900,000

WATER & SEWER 0.4%
Hanford, CA Sewer RB, Ser. A, 3.49%, VRDN, (Gtd. by California State Teachers’ Retirement Sys.)	995,000	995,000

Total Investments (cost $265,144,573) 112.3%		265,144,573
Other Assets and Liabilities (12.3%)		(29,024,760)

Net Assets 100.0%		$236,119,813

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MTC	Municipal Trust Certificates
PFOTER	Puttable Floating Option Tax Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of October 31, 2007:

California	80.4%
Puerto Rico	7.5%
Delaware	5.4%
Pennsylvania	2.5%
Indiana	1.0%
Georgia	0.6%
Texas	0.6%
Alabama	0.4%
Massachusetts	0.2%
Non-state specific	1.4%

100.0%

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

4

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND† SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 14.1%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 3.49%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	$3,100,000	$3,100,000
Ser. B, 3.49%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Louisville, KY Regl. Arpt. Auth. Spl. Facs. RB, OH, LLC Proj., Ser. A, 3.63%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,300,000	2,300,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.69%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 3.69%, VRDN, (Gtd. by Boeing Co.)	14,030,000	14,030,000

		39,340,000

CONTINUING CARE RETIREMENT COMMUNITY 3.1%
Bay Cnty., FL RB, Methodist Home for Aging, 3.60%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.43%, VRDN, (LOC: SunTrust Banks, Inc.)	730,000	730,000

		8,615,000

EDUCATION 1.1%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.52%, VRDN, (LOC: JPMorgan Chase & Co.)	2,470,000	2,470,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 3.45%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000

		3,170,000

GENERAL OBLIGATION – STATE 5.4%
California GO, PFOTER, Ser. 1017, 3.51%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,420,000	3,420,000
Florida Board of Ed. GO:
ROC RR II R 0482, 3.51%, VRDN, (LOC: CitiBank, NA)	7,145,000	7,145,000
Ser. 137, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,965,000	2,965,000
Florida Dept. of Trans. GO, ROC RR II R 1001, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000

		15,020,000

HOSPITAL 14.3%
Halifax, FL Med. Ctr. RB, 3.51%, VRDN, (LOC: CitiBank, NA)	6,500,000	6,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.43%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.47%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.46%, VRDN, (LOC: SunTrust Banks, Inc.)	5,750,000	5,750,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.58%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.50%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.63%, VRDN, (LOC: WestLB AG)	25,595,000	25,595,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.58%, VRDN, (LOC: SunTrust Banks, Inc.)	365,000	365,000

		40,050,000

HOUSING 22.4%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 3.31%, VRDN, (LOC: SunTrust Banks, Inc.)	3,965,000	3,965,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.50%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 3.93%, VRDN, (LOC: CitiBank, NA)	4,270,000	4,270,000
California HFA RB, Home Mtge., Ser. U, 3.61%, VRDN, (Insd. by MBIA & LOC: Bank of New York Mellon Corp.)	300,000	300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 3.55%, VRDN, (SPA: State Street Corp.)	96,989	96,989
Ser. 2000-01, 3.52%, VRDN, (SPA: State Street Corp.)	4,970,000	4,970,000
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 3.50%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.46%, VRDN, (Insd. by FHLMC)	6,670,000	6,670,000
Maitland Apts. Proj., 3.46%, VRDN, (Insd. by FHLMC)	9,390,000	9,390,000
Spring Haven Apts. Proj., 3.50%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000

1

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
Class B, 3.58%, VRDN, (Liq.: Loyds TSB Group plc)	$2,435,000	$2,435,000
Ser. EC-001, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	330,000	330,000
Ser. EC-002, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	255,000	255,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.36%, VRDN, (LOC: SunTrust Banks, Inc.)	8,872,500	8,872,500
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.32%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000

		62,644,489

INDUSTRIAL DEVELOPMENT REVENUE 11.3%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.48%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.58%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.53%, VRDN, (LOC: Bank of America Corp.)	250,000	250,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 3.58%, VRDN, (LOC: Bank of America Corp.)	2,885,000	2,885,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj., Ser. A-2, 3.36%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.41%, VRDN, (LOC: SunTrust Banks, Inc.)	1,030,000	1,030,000
Fort Walton Proj., Ser. A-4, 3.54%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000
Novelty Crystal Proj., 3.54%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 3.54%, VRDN, (LOC: SunTrust Banks, Inc.)	750,000	750,000
Suncoast Bakeries Proj., Ser. A-1, 3.54%, VRDN, (LOC: SunTrust Banks, Inc.)	520,000	520,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 3.54%, VRDN, (LOC: SunTrust Banks, Inc.)	600,000	600,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.90%, VRDN, (LOC: Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 3.49%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.53%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.73%, VRDN, (LOC: U.S. Bancorp)	1,320,000	1,320,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 3.68%, VRDN, (LOC: Associated Banc-Corp.)	1,510,000	1,510,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.48%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000

		31,480,000

LEASE 5.8%
Broward Cnty., FL Sch. Board COP, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,100,000	2,100,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.50%, VRDN, (LOC: Bank of America Corp.)	7,090,000	7,090,000
Miami-Dade Cnty., FL Sch. Board COP, 3.51%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc. )	4,505,000	4,505,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.50%, VRDN, (Liq.: Morgan Stanley)	350,000	350,000
St. Lucie Cnty., FL Sch. Board COP, 3.50%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,286,500	2,286,500

		16,331,500

MISCELLANEOUS REVENUE 6.8%
Indiana Bond Bank RB, Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,007,225
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.49%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	8,130,000	8,130,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp. Proj., 3.36%, VRDN, (LOC: Northern Trust Corp.)	5,840,000	5,840,000

		18,977,225

RESOURCE RECOVERY 0.1%
California Pollution Ctl. Fin. Auth., Resource Recovery RB, Burney Forest Products Proj., Ser. A, 3.62%, VRDN, (LOC: Union Bank of California)	400,000	400,000

SPECIAL TAX 3.9%
ABN AMRO Munitops RB, Ser. 2002-24, 3.50%, VRDN, (LOC: ABN AMRO Bank)	1,400,000	1,400,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.52%, VRDN, (Insd. by AMBAC & LOC: JPMorgan Chase & Co.)	1,580,000	1,580,000
Collier Cnty., FL Gas Tax RB, ROC RR-II-R 3041, 3.52%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	5,320,000	5,320,000
Florida Board of Ed. Lottery RB, Eagle Trust Cert., Ser. 2001-0904, 3.52%, VRDN, (LOC: CitiBank, NA)	2,600,000	2,600,000

		10,900,000

2

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 5.1%
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	$4,000,000	$4,000,000
Florida Util. Auth. RB, Ser. 327, 3.50%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
Gainesville, FL Util. Sys. RB, Ser. A, 3.56%, VRDN, (SPA: State Street Corp.)	10,000,000	10,000,000

		14,348,500

WATER & SEWER 4.6%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.58%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	5,300,000	5,300,000
Gulf Coast, Texas Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004, 3.64%, VRDN, (Gtd. by BP plc)	20,000	20,000
Tampa Bay, FL Water Supply RB, ROC RR-II-R 4084, 3.51%, VRDN, (LOC: CitiBank, NA)	7,650,000	7,650,000

		12,970,000

Total Investments (cost $274,246,714) 98.0%		274,246,714
Other Assets and Liabilities 2.0%		5,649,621

Net Assets 100.0%		$279,896,335

†

Effective at the close of business on November 16, 2007, the Fund was liquidated and existing shareholders of Class A, Class I and Class S received the corresponding class of shares of Evergreen Municipal Money Market Fund.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

3

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2007:

Florida	91.9%
Indiana	1.8%
California	1.5%
Wyoming	1.5%
Delaware	1.1%
Kentucky	0.8%
Colorado	0.6%
Wisconsin	0.6%
Massachusetts	0.2%

100.0%

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 9.1%
Bank of Montreal, 5.18%, 12/31/2007	$80,000,000	$80,000,000
Barclays Bank plc:
5.28%, 01/22/2008	35,000,000	35,000,000
5.37%, 01/25/2008	100,000,000	100,000,000
Calyon, 5.13%, 11/02/2007	90,000,000	90,000,025
Canadian Imperial Bank, 5.04%, 11/19/2007	55,000,000	54,972,877
Credit Suisse First Boston Corp., 5.32%, 01/03/2008	50,000,000	49,990,742
Deutsche Bank AG, 4.90%, 04/24/2008	40,000,000	40,000,000
Harris Bankcorp, Inc., 5.33%, 01/18/2008	50,000,000	50,000,000
Royal Bank of Scotland, 5.66%, 12/13/2007	45,000,000	45,000,000
SunTrust Banks, Inc., 4.82%, 01/31/2008	75,000,000	75,000,000
UBS AG, 5.45%, 03/07/2008	50,000,000	50,054,964

Total Certificates of Deposit (cost $670,018,608)		670,018,608

COMMERCIAL PAPER 50.9%
Asset-Backed 26.1%
Anglesea Funding, LLC:
5.12%, 11/01/2007	90,000,000	90,000,000
5.15%, 02/14/2008	50,000,000	49,248,958
Barton Capital Corp.:
5.15%, 11/01/2007	75,000,000	75,000,000
5.17%, 11/02/2007	50,000,000	49,992,820
Belmont Funding, LLC, 5.40%, 11/05/2007	50,000,000	49,970,000
Catapult-PMX Funding, LLC, 5.00%, 11/20/2007	90,000,000	90,000,000
Chesham Finance, LLC:
5.12%, 01/04/2008	50,000,000	49,545,156
5.16%, 07/08/2008	25,000,000	24,105,035
Concord Minuteman Capital Co., LLC:
5.20%, 11/14/2007	100,000,000	99,812,222
5.95%, 11/16/2007	40,000,000	39,900,833
Crown Point Capital Co.:
4.97%, 11/19/2007	75,000,000	74,814,375
5.20%, 11/06/2007	90,000,000	89,935,000
Ebury Finance, LLC:
5.03%, 01/29/2008	50,000,000	49,378,236
5.04%, 01/30/2008	50,000,000	49,370,000
Fairway Finance Corp.:
4.93%, 11/01/2007	85,000,000	85,000,000
5.02%, 11/20/2007	25,000,000	24,933,764
5.16%, 11/05/2007	75,000,000	74,957,000
5.20%, 11/02/2007	25,000,000	24,996,389
Gemini Securitization Corp., 5.19%, 11/05/2007	115,475,000	115,408,409
Lexington Parker Capital Corp., LLC:
5.20%, 11/06/2007	40,000,000	39,971,111
5.25%, 11/05/2007	50,000,000	49,970,833
5.30%, 01/18/2008	50,000,000	49,425,834
Morrigan Trust Funding, LLC, 5.18%, 11/05/2007	50,000,000	49,971,222
Rhineland Funding Capital Corp.:
5.27%, 01/07/2008	41,420,000	41,013,750
5.40%, 11/05/2007	15,421,000	15,411,748
Thames Asset Global Securitization, Inc., 5.15%, 12/07/2007	137,736,000	137,214,444
Thunder Bay Funding, LLC, 5.02%, 11/19/2007	39,382,000	39,283,151
Ticonderoga Funding, LLC:
5.08%, 11/07/2007	40,000,000	39,966,133
5.10%, 11/06/2007	75,000,000	74,946,875

1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Windmill Funding Corp., 5.07%, 01/18/2008	$125,000,000	$123,626,875
Yorktown Capital, LLC, 4.84%, 11/02/2007	55,000,000	54,992,560

		1,922,162,733

Commercial Banks 19.6%
Abbey National plc, 4.64%, 11/07/2007	35,000,000	34,972,933
Australia and New Zealand Banking Group, Ltd., 5.00%, 12/03/2007	100,000,000	99,555,556
Bank of Nova Scotia, 4.62%, 12/12/2007	35,000,000	34,815,842
Barclays U.S. Funding, LLC, 5.18%, 01/10/2008	35,000,000	34,647,472
Bayerische Landesbank, 5.05%, 11/13/2007	140,000,000	139,764,333
BNP Paribas SA, 4.73%, 11/14/2007	25,000,000	24,957,326
Danske Corp., 4.71%, 11/26/2007	100,000,000	99,672,917
DEPFA Bank plc, 5.07%, 11/02/2007	100,000,000	99,985,917
Dresdner U.S. Finance, Inc.:
4.56%, 11/30/2007	85,000,000	84,687,767
4.68%, 11/05/2007	75,000,000	74,961,000
4.70%, 11/01/2007	25,000,000	25,000,000
Erste Finance, LLC:
4.60%, 11/07/2007	75,000,000	74,942,500
4.73%, 11/01/2007	125,000,000	125,000,000
Landesbank Baden-Wurttemberg, 5.03%, 11/05/2007	130,000,000	129,927,344
Rabobank USA Financial Corp., 4.70%, 11/02/2007	47,645,000	47,638,780
Societe Generale:
4.50%, 11/01/2007	117,540,278	117,540,278
4.70%, 11/05/2007	75,000,000	74,960,875
5.16%, 01/04/2008	75,000,000	74,312,000
Swedbank AB, 5.63%, 12/10/2007	45,000,000	44,725,537

		1,442,068,377

Diversified Financial Services 2.3%
Bank of America Corp.:
5.05%, 11/08/2007	50,000,000	49,950,903
5.14%, 11/13/2007	75,000,000	74,871,625
UBS Finance Delaware, Inc., 5.42%, 01/14/2008	45,000,000	44,498,650

		169,321,178

Insurance 1.4%
Irish Life & Permanent plc:
5.03%, 04/14/2008	55,000,000	53,732,021
5.24%, 01/17/2008	50,000,000	49,439,611

		103,171,632

Thrifts & Mortgage Finance 1.5%
Nationwide Building Society:
5.18%, 01/15/2008	75,000,000	74,190,625
5.67%, 12/13/2007	40,000,000	39,735,400

		113,926,025

Total Commercial Paper (cost $3,750,649,945)		3,750,649,945

CORPORATE BONDS 24.3%
Capital Markets 9.1%
Bear Stearns Cos., FRN:
4.83%, 11/01/2007	50,000,000	50,000,000
5.09%, 11/14/2007 144A	50,000,000	50,000,000
5.16%, 01/29/2008	43,000,000	43,020,631
5.23%, 11/05/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., FRN, 5.36%, 12/27/2007	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN, 5.34%, 11/22/2007	50,000,000	50,000,000

2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Morgan Stanley, FRN:
5.22%, 11/15/2007	$200,000,000	$200,000,000
5.25%, 11/05/2007	100,000,000	100,000,000

		668,020,631

Commercial Banks 6.1%
Bank One Corp., 2.625%, 06/30/2008	15,000,000	14,736,472
Marshall & Ilsley Corp., 5.16%, 12/17/2007	55,000,000	54,989,548
Royal Bank of Canada, FRN, 5.09%, 11/06/2007 144A	100,000,000	100,000,000
Royal Bank of Scotland, FRN, 5.49%, 03/19/2008 144A	75,000,000	75,000,000
Wells Fargo & Co., FRN, 5.17%, 11/13/2007	100,000,000	100,033,181
WestLB AG, FRN, 5.18%, 11/13/2007 144A	100,000,000	100,000,000

		444,759,201

Consumer Finance 4.6%
American Express Centurion Bank, FRN:
5.26%, 11/07/2007	75,000,000	75,000,000
5.34%, 11/14/2007	20,000,000	20,000,000
American Express Co., FRN, 5.00%, 11/20/2007	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.11%, 11/05/2007	75,000,000	75,000,000
Toyota Motor Credit Corp., FRN, 4.80%, 11/01/2007	100,000,000	100,000,000

		340,000,000

Diversified Financial Services 2.0%
Liberty Lighthouse U.S. Capital Corp., FRN, SIV, 4.82%, 11/01/2007 144A	50,000,000	50,000,000
Sigma Finance, Inc., FRN, SIV:
4.40%, 11/06/2007 144A	50,000,000	50,000,000
5.38%, 04/23/2008 144A	50,000,000	50,000,000

		150,000,000

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	125,000,000	125,419,816

Insurance 0.8%
Allstate Corp., FRN, 4.82%, 11/27/2007	35,000,000	35,000,000
Genworth Financial, Inc., FRN, 5.11%, 11/11/2007 144A	25,000,000	25,000,000

		60,000,000

Total Corporate Bonds (cost $1,788,199,648)		1,788,199,648

FUNDING AGREEMENTS 5.8%
Jackson National Life Funding Agreement, 5.37%, 01/01/2008 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 5.33%, 01/15/2008 +	75,000,000	75,000,000
Transamerica Occidental Funding Agreement:
5.35%, 11/01/2007 +	140,000,000	140,000,000
5.38%, 01/02/2008 +	135,000,000	135,000,000

Total Funding Agreements (cost $425,000,000)		425,000,000

MASTER NOTE 1.0%
Goldman Sachs Group, Inc., 5.70%, 04/18/2008 + (cost $75,000,000)	75,000,000	75,000,000

MUNICIPAL OBLIGATIONS 0.7%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 4.90%, VRDN, (LOC: Bank of America Corp.)	9,400,000	9,400,000

Miscellaneous Revenue 0.6%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 4.90%, VRDN, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $51,230,000)		51,230,000

TIME DEPOSIT 1.4%
Deutsche Bank AG, 4.50%, 11/01/2007 (cost $100,000,000)	100,000,000	100,000,000

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.7%
FHLB, 5.375%, 02/28/2008 (cost $50,000,000)	$50,000,000	$50,000,000

YANKEE OBLIGATIONS – CORPORATE 6.1%
Commercial Banks 4.2%
Bank of Ireland, FRN, 5.01%, 11/19/2007 144A	110,000,000	110,000,000
HBOS plc, FRN, 5.58%, 11/20/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, 5.01%, 11/21/2007 144A	50,000,000	50,000,000

		310,000,000

Diversified Financial Services 1.2%
Calyon, 5.40%, 05/14/2008	50,000,000	49,997,336
Liquid Funding, Ltd., FRN, SIV, 4.82%, 11/01/2007 144A	40,000,000	40,000,000

		89,997,336

Insurance 0.7%
Irish Life & Permanent plc, FRN, 5.02%, 11/23/2007 144A	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $449,997,336)		449,997,336

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligations Fund, Class IS, 5.06% q (cost $74,592)	74,592	74,592

Total Investments (cost $7,360,170,129) 100.0%		7,360,170,129
Other Assets and Liabilities 0.0%		3,503,614

Net Assets 100.0%		$7,363,673,743

+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2007.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond
SIV	Structured Investment Vehicle

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 103.3%
AIRPORT 1.2%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 3.55%, VRDN, (Insd. by XL Capital, Ltd. & Liq.: Merrill Lynch & Co., Inc.)	$675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.55%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	2,035,000	2,035,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.52%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,735,000	3,735,000
Houston, TX Arpt. Sys. RB, Ser. 404, 3.50%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	1,100,000	1,100,000
JPMorgan Chase & Co. PFOTER RB, Ser. 1761, 3.65%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,935,000	7,935,000
Metropolitan Washington, DC Arpt. Auth. MSTR, 3.60%, 03/06/2008, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	6,215,000	6,215,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.69%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 3.69%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000

		26,195,000

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc. Proj.:
Ser. A, 5.05%, VRDN, (LOC: Bank of America Corp.)	4,175,000	4,175,000
Ser. B, 5.05%, VRDN, (Liq.: Bank of America Corp. & Insd. by Radian Group, Inc.)	1,000,000	1,000,000
California CDA RRB, Univ. Retirement Proj., 4.55%, VRDN, (LOC: Bank of America Corp.)	7,750,000	7,750,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living:
Ser. A, 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Bank)	11,050,000	11,050,000
Ser. B, 5.05%, VRDN, (LOC: Citizens Bank)	6,000,000	6,000,000
Montgomery Cnty., PA IDA RB, ACTS Retirement Life Communities, Inc., 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: LaSalle Bank Corp.)	5,035,000	5,035,000

		35,010,000

EDUCATION 5.5%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2003-14, 3.49%, VRDN, (Insd. by FGIC & LOC: ABN AMRO Holding NV)	1,800,000	1,800,000
Ser. 2004-10, 3.60%, 11/01/2007, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.50%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns Cos.)	10,010,000	10,010,000
Broward Cnty., FL School Board Cert. Trust RB, Ser. 6022, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	5,155,000	5,155,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 3.90%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,800,000	1,800,000
Collier Cnty., FL Sch. Board Cert. Trust RB, Ser. 4527, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	5,120,000	5,120,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 3.58%, VRDN, (LOC: U.S. Bank)	2,275,000	2,275,000
Vail Mountain Sch. Proj., 3.53%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Vail Valley Proj., 3.50%, VRDN, (LOC: U.S. Bank)	5,970,000	5,970,000
Columbus, GA Dev Auth. RB, Foundation Properties, Inc., Art & Theatre Bldg. Proj., Ser. 2007, 3.48%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,200,000	2,200,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj., 3.46%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 3.48%, VRDN, (LOC: Bank of North Georgia)	4,500,000	4,500,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 3.53%, VRDN, (LOC: Columbus Bank & Trust Co.)	6,615,000	6,615,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj., 3.58%, VRDN, (LOC: Fifth Third Bancorp)	4,865,000	4,865,000
New York Dorm. Auth. RRB, 3.46%, VRDN, (Insd. by MBIA & Liq.: Dexia SA)	4,965,000	4,965,000
Palm Beach Cnty., FL Sch. Board Cert. RB, Ser. 6008, 3.51%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	4,150,000	4,150,000
Pennsylvania Higher Edl. Facs. Auth. RB, Ser. 1412, 3.50%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	798,000	798,000

1

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
3.50%, VRDN, (LOC: Branch Bank & Trust Co.)	$11,305,000	$11,305,000
Ser. A, 3.50%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Seneca Gardens, KY Edl. Facs. RB, Louisville Presbyterian Seminary Proj., Ser. 2005, 3.51%, VRDN, (LOC: Natl. City Bank of Kentucky)	5,090,000	5,090,000
Shippensburg Boro, PA Auth. RB, Bethlehem Area Sch. Dist. Proj., 3.46%, VRDN, (Insd. by FSA & SPA: Dexia SA)	9,600,000	9,600,000
South Carolina Edl. Facs. Auth. RB, Erskine College Proj., 3.47%, VRDN, (LOC: Natl. Bank of South Carolina)	5,750,000	5,750,000
Summit Cnty., OH RB, Western Academy Reserve, 3.28%, VRDN, (LOC: KeyCorp)	230,000	230,000
Volusia Cnty., FL Sch. Dist. TAN, 4.00%, 09/17/2008	10,000,000	10,047,448
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.48%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000

		116,430,448

GENERAL OBLIGATION – LOCAL 4.8%
ABN AMRO Munitops Cert. Trust:
Ser. 2003-18, 3.65%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,495,000	9,495,000
Ser. 2006-07, 3.50%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,055,000	9,055,000
Ser. 2006-39, 3.50%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,730,000	9,730,000
Chattanooga, TN GO, ROC RR-II-R 1026, 21st Century Waterfront Proj., 3.51%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,855,000	4,855,000
Chilton, WI Sch. Dist. GO, ROC RR-II-R 1017, 3.51%, VRDN, (Liq.: Citigroup Global Markets)	5,300,000	5,300,000
Cook Cnty., IL GO, Ser. 559, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 3.51%, VRDN, (Insd. by FGIC)	2,765,000	2,765,000
Harrison Cnty., MS GO, Dev. Bank Spl. Obl. Bond Program, 3.53%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
Honolulu, HI GO, PFOTER, 3.58%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
King Cnty., WA Sch. Dist. No. 401 GO, Highline Pub. Sch. Proj., Ser. 2224, 3.52%, 03/13/2008, (Insd. by FSA & Liq: JPMorgan Chase & Co.)	9,595,000	9,595,000
Kitsap Cnty., WA Sch. Dist. GO, ROC RR-II-R 1009, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	5,165,000	5,165,000

		101,955,000

GENERAL OBLIGATION – STATE 8.3%
Austin Trust Cert. GO, Ser. 2007-2029, 3.50%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	10,000,000	10,000,000
California RAN, 4.00%, 06/30/2008	50,000,000	50,204,500
Clipper Tax-Exempt Cert. Trust:
Ser. 2007-26, 3.53%, VRDN, (Liq.: State Street Corp.)	30,000,000	30,000,000
Ser. 2007-32, 3.49%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Florida Dept. of Trans. GO, ROC RR-II-R 1001, 3.51%, VRDN, (Liq.: Citigroup, Inc.)	3,945,000	3,945,000
Illinois GO, Ser. 2006-0104, 3.60%, VRDN, (Insd. by AMBAC & LOC: U.S. Bank, NA)	40,000,000	40,000,000
Texas GO:
Ser. 1016, 3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,285,000	3,285,000
Ser. 2007, 4.50%, 08/28/2008	25,000,000	25,158,675

		177,093,175

HOSPITAL 11.7%
Albany-Dougherty Cnty., GA Hosp. RB, Phoebe Putney Mem. Hosp., Ser. 2002, 3.60%, VRDN, (Insd. by AMBAC & SPA: Regions Finl. Corp.)	22,000,000	22,000,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.64%, VRDN, (LOC: Columbus Bank & Trust Co.)	16,040,000	16,040,000
Methodist Home for the Aging, 2.80%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 3.83%, VRDN, (Gtd. by Columbus Bank & Trust Co.)	8,245,000	8,245,000
Connecticut Hlth. & Edl. Facs. RB, Ser. D, 6.00%, VRDN, (Insd. by Radian Asset Assurance, Inc. & SPA: DEPFA Bank plc)	5,000,000	5,000,000
Everett, WA, Deutsche Bank Spears Trust RB, 3.73%, VRDN, (Liq.: Deutsche Bank AG)	6,865,000	6,865,000
Kentucky EDA, St. Luke’s Hosp. RB, PFOTER, 3.63%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	500,000	500,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 6.00%, VRDN, (Insd. by Radian Asset Assurance, Inc. & SPA: Bank of Nova Scotia)	39,000,000	39,000,000

2

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 3.51%, VRDN, (LOC: Bank One)	$920,000	$920,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.47%, VRDN, (LOC: Union Planters Bank)	3,580,000	3,580,000
Cenikor Foundation Proj., 3.47%, VRDN, (LOC: Union Planters Bank)	2,815,000	2,815,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 3.43%, VRDN, (LOC: Bank of America Corp.)	1,111,000	1,111,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.63%, VRDN, (LOC: WestLB AG)	2,000,000	2,000,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 3.44%, VRDN, (LOC: Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 3.63%, VRDN, (LOC: Regions Bank)	1,080,000	1,080,000
New Hampshire Hlth. & Edl. Facs. RB, New London Hosp., Ser. 2007, 3.47%, VRDN, (LOC: Fortis Bank)	10,000,000	10,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.65%, 03/06/2008, (SPA: Bay Hypo-Und Vereinsbank AG)	25,125,000	25,125,000
Pennsylvania EDFA Treasury Dept. Hosp. RB, Ser. A-2, 3.47%, VRDN, (LOC: Natl. City Corp.)	3,000,000	3,000,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.54%, VRDN, (LOC: Lloyds TSB Group plc)	4,800,000	4,800,000
Rhode Island Hlth. & Edl. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 3.58%, VRDN, (Liq.: Bear Stearns Cos.)	26,435,000	26,435,000
Ser. 1999-69B, Class B, 3.58%, VRDN, (Liq.: Bear Stearns Cos.)	26,395,000	26,395,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 3.58%, VRDN, (Liq.: Bear Stearns Cos.)	2,805,000	2,805,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 3.31%, VRDN, (LOC: Natl. Bank of South Carolina)	4,000,000	4,000,000
South Carolina Jobs EDA Hosp. Facs. RB, Cannon Mem. Hosp., Ser. A, 3.50%, VRDN, (LOC: Natl. Bank of South Carolina)	2,945,000	2,945,000
Springfield, TN Hlth. & Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 3.49%, VRDN, (LOC: Amsouth Bancorp)	3,000,000	3,000,000
St. Joseph Cnty., Il, Deutsche Bank Spears Trust RB, 3.73%, VRDN, (Liq.: Deutsche Bank AG)	3,990,000	3,990,000
Wisconsin Hlth. & Edl. Facs. RB, Watertown Mem. Hosp. Proj., 5.50%, VRDN, (Insd. by Radian Asset Assurance, Inc. & SPA: JPMorgan Chase & Co.)	13,000,000	13,000,000

		249,151,000

HOUSING 23.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2005-68, 3.51%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	17,085,000	17,085,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 3.55%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,845,000	4,845,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.45%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,280,000	9,280,000
California CDA MHRB, 3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,860,000	7,860,000
California HFA MHRB, Ser. A, 3.63%, VRDN (Liq.: U.S. Bank, NA)	100,000	100,000
California HFA RB, Home Mtge., Ser. U, 3.61%, VRDN, (Insd. by MBIA & LOC: Bank of New York Mellon Corp.)	900,000	900,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Ct. Proj., 3.60%, VRDN, (LOC: First Tennessee Bank)	1,300,000	1,300,000
Class B Revenue Bond Cert. Trust, Ser. 2001-02, 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 3.55%, VRDN, (SPA: State Street Corp.)	2,937,066	2,937,066
Ser. 2000-01, 3.52%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-09, 3.58%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	21,469,000	21,469,000
Ser. 2004-10, 3.55%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	7,130,000	7,130,000
Ser. 2005-14, 3.55%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,727,000	3,727,000
Ser. 2006-06, 3.55%, VRDN, (Liq.: State Street Corp.)	4,433,000	4,433,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 3.53%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.63%, VRDN, (LOC: Columbus Bank & Trust Co.)	4,250,000	4,250,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 3.24%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 3.59%, VRDN, (LOC: SunTrust Banks, Inc.)	2,510,000	2,510,000
Tyler House Trust, Ser. 1995-A, 3.53%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	14,200,000	14,200,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 3.53%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	3,880,000	3,880,000
FHLMC MHRB, Ser. M001, Class A, 3.63%, VRDN, (Insd. by FHLMC)	11,716,939	11,716,939

3

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 3.30%, VRDN, (Liq.: FHLMC)	$9,775,000	$9,775,000
Goldman Sachs Pool Trust RB, Ser. 34, 3.53%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	6,703,366	6,703,366
Hamilton Cnty., IN Pub. Bldg. Corp. BAN, Ser. A, 3.90%, 12/01/2007	4,600,000	4,600,000
Hamilton Cnty., OH MHRB, Forest Ridge Apt. Proj., 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	10,610,000	10,610,000
Indiana CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	6,425,000	6,425,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.48%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	7,893,000	7,893,000
Kenmore, NY Hsg. Auth. MHRB, PFOTER, 3.52%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	1,580,000	1,580,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.50%, VRDN, (LOC: U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.60%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	2,170,000	2,170,000
Ser. 1998A, 3.65%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	344,000	344,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.44%, VRDN, (LOC: SunTrust Banks, Inc.)	218,000	218,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 3.51%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.63%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	30,700,000	30,700,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	27,445,000	27,445,000
3.63%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	44,205,000	44,205,000
Ser. EC-002, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	13,509,000	13,509,000
Class B, 3.58%, VRDN, (Liq.: Loyds TSB Group plc)	45,790,000	45,790,000
Class F, 3.58%, VRDN, (SPA: Lloyds TSB Group plc)	2,800,000	2,800,000
Class G, 3.58%, VRDN, (Liq.: Lloyds TSB Group plc)	19,570,000	19,570,000
Class I, 3.58%, VRDN, (Liq.: Lloyds TSB Group plc)	615,000	615,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek Apts. Proj., 3.70%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj., 3.43%, VRDN, (Insd. by FHLMC)	4,750,000	4,750,000
Michigan HDA RB, Ser. A, 3.64%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	6,900,000	6,900,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.58%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota HFA RB, Residential Hsg. Fin. Proj., Ser. A, 3.65%, 03/04/2008, (SPA: State Street Corp.)	10,000,000	10,000,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.58%, VRDN, (SPA: Danske Bank)	20,000,000	20,000,000
MuniMae Trust RB, 3.65%, 01/11/2008, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.60%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
Oakland, CA Redev. Agcy. MHRB, 3.63%, VRDN, (LOC: Lloyds TSB Group plc)	1,600,000	1,600,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.51%, VRDN, (LOC: KeyCorp)	1,140,000	1,140,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.49%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Park Trails, OH RB, Ser. TR, 3.65%, VRDN (Gtd. by AIG Retirement Svcs.)	1,800,000	1,800,000
Pinellas Cnty., FL HFA RB, PFOTER, 3.56%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	370,000	370,000
Simi Valley, CA MHRB, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,200,000	1,200,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 3.55%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	4,465,000	4,465,000
Washington MHRB, Eaglepointe Apts., Ser. A, 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.53%, VRDN, (LOC: Marshall & Isley Bank)	5,750,000	5,750,000

		507,230,371

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 15.1%
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.46%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$1,693,000	$1,693,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.48%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 3.56%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.50%, VRDN, (LOC: Bank of America Corp.)	720,000	720,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.56%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Brunswick & Glynn Cnty., GA EDRB, Epworth by the Sea Proj., 3.48%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,109,000	1,109,000
Butler, WI IDRB, Western States Envelope Co. Proj., 3.32%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,295,000	1,295,000
California EDA RB, Killion Inds. Proj., 3.55%, VRDN, (LOC: Union Bank of California)	2,720,000	2,720,000
Chester Cnty., PA IDRB, YMCA Brandywine Proj., Ser. 2007, 3.51%, VRDN, (LOC: Fulton Finl. Corp.)	3,500,000	3,500,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 3.68%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.58%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.50%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.68%, VRDN, (LOC: Wells Fargo & Co.)	1,920,000	1,920,000
Colorado HFA EDRB, Gressman Enterprises Proj., 3.60%, VRDN, (LOC: Wells Fargo & Co.)	3,300,000	3,300,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.67%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 3.55%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Daviess Cnty. Indl. EDRRB, Daviess Cmnty. Proj., 5.50%, VRDN, (Insd. by Radian Asset Assurance, Inc. & SPA: KeyBank)	12,610,000	12,610,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.50%, VRDN, (LOC: Wells Fargo & Co.)	4,800,000	4,800,000
Devils Lake, ND IDRB, Noodles by Leonardo, 3.88%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.55%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.58%, VRDN, (LOC: Columbus Bank & Trust Co.)	7,570,000	7,570,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 3.73%, VRDN, (LOC: U.S. Bancorp)	1,795,000	1,795,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.60%, VRDN, (LOC: Harris Trust & Savings Bank)	1,635,000	1,635,000
Four Season Hsg., Inc. Proj., 3.42%, VRDN, (LOC: KeyCorp)	1,500,000	1,500,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.58%, VRDN, (LOC: AmSouth Bancorp)	3,160,000	3,160,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.58%, VRDN, (LOC: Fifth Third Bancorp)	765,000	765,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.61%, VRDN, (LOC: Natl. City Corp.)	1,040,000	1,040,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.58%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
Hackleberg, AL IDRB, River Birch Homes Proj., 3.63%, VRDN, (LOC: AmSouth Bancorp)	400,000	400,000
Haleyville, AL IDRB, Door Components, LLC Proj., 3.58%, VRDN, (SPA: Canadian Imperial Bank)	1,420,000	1,420,000
Hamilton, AL IDRB, Quality Hsg. Proj., 3.63%, VRDN, (SPA: Canadian Imperial Bank)	715,000	715,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.59%, VRDN, (LOC: Crestar Bank)	860,000	860,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 3.68%, VRDN, (LOC: Associated Banc-Corp.)	1,505,000	1,505,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., 3.53%, VRDN, (LOC: First Comml. Bank)	2,665,000	2,665,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 3.73%, VRDN, (LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 3.69%, VRDN, (LOC: Rabobank Intl.)	6,900,000	6,900,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.51%, VRDN, (LOC: Bank One)	1,450,000	1,450,000
Iowa Fin. Auth. IDRB:
Embria Hlth. Sciences Proj., 3.53%, VRDN	2,000,000	2,000,000
Interwest Proj., 3.60%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,350,000	3,350,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 3.52%, VRDN, (LOC: JPMorgan Chase & Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.41%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 3.60%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj, 3.60%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	5,300,000	5,300,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.46%, VRDN, (LOC: U.S. Bancorp)	725,000	725,000

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Lexington-Fayette Cnty., KY Govt. Indl. Bldg. RB, Cmnty. Action Council Proj.,
Ser. 2003, 3.51%, VRDN, (LOC: Natl. City Bank of Indiana)	$2,485,000	$2,485,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 3.55%, VRDN, (LOC: Rabobank Intl.)	5,850,000	5,850,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.64%, VRDN, (LOC: U.S. Bancorp)	2,375,000	2,375,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.58%, VRDN, (LOC: KeyCorp)	2,635,000	2,635,000
Massachusetts IFA IDRB, Portland Causeway Realty Trust Co.,3.80%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,700,000	2,700,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 3.59%, VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 3.55%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 3.63%, VRDN, (LOC: Heller Finl., Inc.)	4,040,000	4,040,000
Wilden Adventures Proj., 3.61%, VRDN, (LOC: Comerica Bank)	3,080,000	3,080,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 3.73%, VRDN, (LOC: Firstbank Corp.)	1,270,000	1,270,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.73%, VRDN, (SPA: Societe Generale)	3,265,000	3,265,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 3.55%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,300,000	3,300,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 3.53%, VRDN, (LOC: Amsouth Bank, NA)	3,110,000	3,110,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 3.55%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Lisbon, WI IDRB, Leer, LP Proj., 3.73%, VRDN, (LOC: U.S. Bancorp)	2,220,000	2,220,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.63%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.48%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000
Olathe, KS IDRB, Insulite Proj., 3.68%, VRDN, (LOC: U.S. Bancorp)	1,210,000	1,210,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.60%, VRDN, (LOC: Bank of America Corp.)	1,435,000	1,435,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 3.35%, VRDN, (LOC: U.S. Bancorp)	1,985,000	1,985,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 3.40%, VRDN, (LOC: Bank of California)	800,000	800,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., 3.60%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 3.68%, VRDN, (LOC: Associated Banc-Corp.)	1,115,000	1,115,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. 1998, 3.64%, VRDN, (Gtd. by Total SA)	9,000,000	9,000,000
Portland, OR EDA RB, Broadway Proj., 3.46%, VRDN, (Insd. by AMBAC & LOC: KeyCorp)	4,500,000	4,500,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., 3.58%, VRDN, (LOC: Branch Bank & Trust Co.)	4,500,000	4,500,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 3.56%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 3.48%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 3.61%, VRDN, (LOC: Associated Banc-Corp.)	1,835,000	1,835,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 3.82%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, 3.58%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000
Compact Air Products, LLC, 3.58%, VRDN, (LOC: KeyCorp)	2,645,000	2,645,000
Ortec, Inc. Proj., Ser. B, 3.53%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Roller Bearing Co. Proj., Ser. 1994-A, 3.63%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 3.73%, VRDN, (LOC: U.S. Bancorp)	1,770,000	1,770,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 3.59%, VRDN, (LOC: U.S. Bancorp)	1,180,000	1,180,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 3.58%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 3.75%, VRDN, (LOC: U.S. Bancorp)	2,140,000	2,140,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 3.94%, VRDN, (LOC: U.S. Bancorp)	200,000	200,000
Surry Cnty., VA IDA RB, Windsor Mill Proj., Ser. 2007, 3.53%, VRDN, (LOC: Wells Fargo & Co.)	3,750,000	3,750,000

6

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 3.63%, VRDN, (LOC: Regions Bank)	$4,000,000	$4,000,000
Tulsa, OK Indl. Auth. IDRB, YMCA of Greater Tulsa Proj., 3.63%, VRDN, (LOC: Bank of Oklahoma, NA)	5,510,000	5,510,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.58%, VRDN, (LOC: KeyCorp)	2,220,000	2,220,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.73%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 3.60%, VRDN, (LOC: Wells Fargo & Co.)	1,580,000	1,580,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 3.60%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.58%, VRDN, (LOC: KeyCorp)	1,265,000	1,265,000
Weber Cnty., UT IDRB, US Holdings Manufacturing Proj., Ser. 2007, 3.48%, VRDN, (LOC: SunTrust Banks, Inc.)	4,500,000	4,500,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 3.69%, VRDN, (LOC: Crestar Bank)	1,665,000	1,665,000
Ser. B, 3.69%, VRDN, (LOC: Crestar Bank)	1,055,000	1,055,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 3.58%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Winnemucca, NV EDRB, Carry On Trailor, Inc. Proj., 3.60%, VRDN, (LOC: Regions Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.66%, VRDN, (LOC: Bank of the West)	3,680,000	3,680,000

		322,447,000

LEASE 0.8%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.63%, VRDN, (LOC: LaSalle Bank, NA)	1,539,134	1,539,134
Branch Bank & Trust Co., Muni. Trust RB, Ser. 1006, 3.61%, VRDN, (LOC: Branch Bank & Trust Co.)	6,650,000	6,650,000
Goat Hill Properties, Washington Lease RB, ROC RR-II-R 2173, 3.51%, VRDN, (Insd. by MBIA)	1,330,000	1,330,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.50%, VRDN, (Liq.: Morgan Stanley)	2,227,500	2,227,500
St. Lucie Cnty., FL Sch. Board COP, 3.50%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,197,000	6,197,000

		17,943,634

MANUFACTURING 0.5%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.31%, VRDN, (LOC: SunTrust Banks, Inc.)	2,700,000	2,700,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.63%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.53%, VRDN, (LOC: Bank of America Corp.)	2,800,000	2,800,000

		11,750,000

MISCELLANEOUS REVENUE 15.9%
Branch Bank & Trust Co. Muni. Trust Floater RB:
Ser. 1000, 3.61%, VRDN, (LOC: Branch Bank & Trust Co.)	47,130,000	47,130,000
Ser. 1002, 3.61%, VRDN, (LOC: Branch Bank & Trust Co.)	5,870,000	5,870,000
Ser. 1004, 3.61%, VRDN, (LOC: Branch Bank & Trust Co.)	11,245,000	11,245,000
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	6,000,000	6,037,351
Cape Coral, FL Spl. Obl. PUTTER RB, Ser. 2176, 3.55%, 03/06/2008, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,200,000	4,200,000
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 3.60%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 3.60%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 3.47%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
Gulf Coast Waste Disp. Auth. Texas RB, ExxonMobil Corp. Proj., Ser. 2003, 3.61%, VRDN, (Gtd. by BP plc)	13,200,000	13,200,000
Hudson Yards Infrastructure Corp. of New York RB, 3.49%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,020,000	1,020,000
Indiana Bond Bank RB, Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,007,225
JPMorgan Chase & Co., RB, PFOTER, Ser. 1750-P, 3.63%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	49,245,000	49,245,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 3.58%, VRDN, (SPA: Societe Generale)	22,600,000	22,600,000

7

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 3.63%, VRDN, (Gtd. by Honeywell Intl., Inc.)	$4,000,000	$4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 3.88%, VRDN, (SPA: Commerce de France)	800,000	800,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class C, 3.58%, VRDN, (LOC: Lloyds TSB Group plc)	3,260,000	3,260,000
Ser. EC-001, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,355,000	2,355,000
Ser. EC-003, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	12,815,000	12,815,000
Ser. PZP-2, 3.54%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	175,000	175,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, Ser. 2002-A, 3.53%, VRDN, (LOC: AmSouth Bancorp)	3,270,000	3,270,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, Ser. 2006, 3.58%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Municipal Securities Pool Trust Receipts, 3.56%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	14,770,000	14,770,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.55%, VRDN	4,300,000	4,300,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.60%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Indl. Dev. Corp. Facs. RB, Citgo Petroleum Corp. Proj., 3.64%, VRDN, (Liq.: JPMorgan Chase & Co.)	500,000	500,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources Proj.:
3.55%, VRDN, (Gtd. by Flint Hills Resources)	33,000,000	33,000,000
Ser. A, 3.73%, VRDN, (Gtd. by Flint Hills Resources)	32,000,000	32,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 3.63%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 3.55%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 3.55%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.55%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.73%, VRDN, (Gtd. by Dow Chemical Co.)	13,300,000	13,300,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.30%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.51%, VRDN, (LOC: KeyCorp)	2,205,000	2,205,000

		340,209,576

PORT AUTHORITY 1.0%
Louisiana Pub. Facs. Auth. RB, International Matex Tank Terminals, 3.45%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.53%, VRDN, (Insd. by AMBAC & LOC: AmSouth Bancorp)	6,800,000	6,800,000
Port Auth. of New York & New Jersey RB, Ser. 2175, 3.55%, 03/06/2008, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,600,000	3,600,000

		20,400,000

PUBLIC FACILITIES 0.5%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.60%, VRDN, (LOC: First Tennessee Bank)	10,915,000	10,915,000

RESOURCE RECOVERY 0.7%
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 3.85%, VRDN, (LOC: Bank of Tokyo-Mitsubishi, Ltd.)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 3.85%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		16,000,000

SOLID WASTE 1.5%
Iowa Fin. Auth. Solid Waste Disposal RB:
Jacksonville Farm Proj., 3.60%, VRDN, (LOC: SunTrust Banks, Inc.)	4,460,000	4,460,000
Real Estate Iowa One Proj., 3.55%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000

8

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Residential Proj., Ser. 2002-A, 3.51%, VRDN, (Gtd. by Flint Hills Resources)	$7,500,000	$7,500,000
Stevens Cnty., MN Solid Waste Disposal RB:
Darnen Dairy Proj., 3.55%, VRDN, (LOC: Wells Fargo & Co.)	3,800,000	3,800,000
Riverview Dairy Proj., 3.53%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., 3.60%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		31,960,000

SPECIAL TAX 3.9%
ABN AMRO Munitops RB, Ser. 2002-24, 3.50%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
Austin Trust Cert., Ser. 2007-315, 3.49%, VRDN, (Liq.: Bank of America LOC: State Street Bank & Corp.)	4,000,000	4,000,000
Central Puget Sound, Washington Regl. Transit Auth. RB, ROC RR-II-R 7004, 3.51%, VRDN, (Insd. by AMBAC)	18,404,000	18,404,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 3.37%, VRDN, (LOC: Northern Trust Co.)	7,105,000	7,105,000
Ser. B, 3.37%, VRDN, (LOC: Northern Trust Co.)	9,620,000	9,620,000
Louisiana Gas & Fuels RB, ROC-RR-II-R-661, 3.51%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	16,665,000	16,665,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.51%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	8,670,000	8,670,000
Puerto Rico Funding Corp. Sales Tax RB, ROC RR-II-R-11147, Class A, 3.51%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	8,850,000	8,850,000
Reno, NV Sales Tax RB, Ser. 2007-97G, 3.53%, VRDN, (Liq.: Goldman Sachs)	5,825,000	5,825,000
Washington Motor Vehicle Tax, Ser. 2002-B, 3.52%, VRDN, (Insd. by FSA & LOC: Bank of New York Mellon Corp.) 144A	2,754,500	2,754,500

		83,193,500

TOBACCO REVENUE 0.7%
Badger Tobacco Asset Security Corp. Floater RB:
3.53%, VRDN, (LOC: Lloyds TSB Group plc)	3,345,000	3,345,000
3.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,810,000	3,810,000
Golden State Tobacco Muni. Securities Trust Cert. RB, Ser. 7045, 3.53%, VRDN, (Liq.: Bear Stearns Cos.)	5,500,000	5,500,000
New York Tobacco Settlement Asset Securitization Corp. ROC RR-II-R-519CE, 3.51%, VRDN, (Insd. by & Liq.: CitiBank, NA)	2,600,000	2,600,000
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER, 3.52%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	500,000	500,000

		15,755,000

TRANSPORTATION 0.1%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.50%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	910,000	910,000
Metropolitan Trans. Auth. of New York RB, 3.47%, VRDN, (SPA: FSA & Merrill Lynch & Co., Inc.)	300,000	300,000

		1,210,000

UTILITY 3.4%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A, 3.48%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Berkeley Cnty., SC RB, BP Amoco Chemical Co. Proj., Ser. 1998, 3.64%, VRDN, (Gtd. by BP plc)	1,000,000	1,000,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	10,000,000	10,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.75%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.83%, VRDN, (Gtd. by Delmarva Power & Light Co.)	5,500,000	5,500,000
Florida Util. Auth. RB, Ser. 327, 3.50%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Houston, TX Utility System RB, PUTTER, Ser. 2225, 3.52%, 03/13/2008, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	3,385,000	3,385,000

9

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Kentucky Muni. Power Agcy. RB, PUTTER, Ser. 2209, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	$6,395,000	$6,395,000
San Antonio, TX Elec. & Gas RB, ROC RR-II-R 6064, 3.51%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	3,120,000	3,120,000
Texas Gas Acquisition & Supply Corp. RB:
Ser. 1453-R, 3.68%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
Ser. 2131, 3.41%, VRDN, (Liq.: Morgan Stanley)	25,000,000	25,000,000

		71,950,000

WATER & SEWER 2.4%
ABN AMRO Munitops Cert. Trust RB:
3.50%, VRDN, (Insd. by FSA)	9,995,000	9,995,000
3.50%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 3.51%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Waste Disposal Auth. RB:
North America Proj., 3.64%, VRDN	8,500,000	8,500,000
Republic Waste Svcs., Inc. Proj., 3.53%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Las Vegas Valley, NV Water Dist., Ser. 3214, 3.58%, VRDN, (Insd. by FGIC & SPA: Merrill Lynch & Co., Inc.)	5,195,000	5,195,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 3.60%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Niceville, FL Water & Sewer RB, Ser. B, 3.45%, VRDN, (Insd. by AMBAC & LOC: Columbus B&T Co.)	1,255,000	1,255,000
Puerto Rico Aqueduct & Sewer Auth. RB, ROC RR-II-R 10001CE, 3.51%, VRDN, (Liq.: CitiBank, NA)	5,000,000	5,000,000
Raleigh, NC Comb Enterprise Sys. RB, ROC RR-II-R 7524, 3.51%, VRDN, (LOC: CitiBank, NA)	4,935,000	4,935,000

		50,580,000

Total Investments (cost $2,207,378,704) 103.3%		2,207,378,704
Other Assets and Liabilities (3.3%)		(71,346,971)

Net Assets 100.0%		$2,136,031,733

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

10

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of October 31, 2007:

Texas	12.0%
California	7.1%
Florida	6.3%
Delaware	5.6%
Illinois	5.1%
Georgia	4.7%
Washington	3.4%
Indiana	3.2%
Colorado	2.9%
Wisconsin	2.9%
Pennsylvania	2.4%
Rhode Island	2.4%
Tennessee	2.4%
Alabama	2.3%
Louisiana	2.3%
Mississippi	2.0%
South Carolina	1.9%
Kentucky	1.7%
District of Columbia	1.4%
Nebraska	1.4%
Minnesota	1.4%
North Dakota	1.1%
Michigan	1.1%
Idaho	1.0%
Maryland	1.0%
Ohio	0.9%
Missouri	0.9%
Kansas	0.8%
Iowa	0.8%
Hawaii	0.7%
New York	0.6%
Utah	0.6%
Puerto Rico	0.6%
Nevada	0.6%
Virginia	0.6%
New Hampshire	0.5%
Wyoming	0.5%
North Carolina	0.4%
New Mexico	0.4%
Oklahoma	0.3%
Arizona	0.3%
Massachusetts	0.3%
Oregon	0.3%
Conneticut	0.2%
Alaska	0.2%
Arkansas	0.2%
West Virginia	0.1%
Maine	0.1%
South Dakota	0.1%
Non-state specific	10.0%

100.0%

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

11

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
CONTINUING CARE RETIREMENT COMMUNITY 5.0%
Montgomery Cnty., PA IDA RB, ACTS Retirement Life Communities, Inc., 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: LaSalle Bank Corp.)	$3,000,000	$3,000,000
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.44%, VRDN, (LOC: Sovereign Bank & UniCredito Italiano SpA)	2,895,000	2,895,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Holland Christian Proj., Ser. A-2, 3.44%, VRDN, (LOC: Valley Natl. Bancorp)	2,700,000	2,700,000
Ser. A-6, 3.40%, VRDN, (LOC: Bank of America Corp.)	2,800,000	2,800,000

		11,395,000

EDUCATION 4.4%
California CDA RB, Biola Univ., Ser. B, 4.90%, VRDN, (SPA: BNP Paribas SA)	1,860,000	1,860,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Quinnipiac Univ., Ser. F, 4.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	500,000	500,000
New Jersey EDA RB, Princeton Day Sch. Proj., 3.29%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., Ser. SG148, 3.46%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000

		10,010,000

GENERAL OBLIGATION – LOCAL 4.6%
Camden, NJ BAN, Ser. A, 4.00%, 11/21/2007	6,928,570	6,929,556
Flemington, NJ BAN, 3.875%, 04/11/2008	3,527,350	3,529,526

		10,459,082

GENERAL OBLIGATION – STATE 0.9%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.61%, VRDN, (Liq.: Societe Generale)	900,000	900,000
New Jersey MTC GO, Ser. 2001-174, Class A, 3.57%, VRDN, (Liq.: Bear Stearns Cos.)	1,200,000	1,200,000

		2,100,000

HOSPITAL 7.6%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 3.53%, VRDN, (LOC: Commerce Bancorp, Inc.)	12,700,000	12,700,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.54%, VRDN, (LOC: Lloyds TSB Group plc)	800,000	800,000
Scotts Bluff Cnty., NE Hosp. Auth. RRB, Regl. West Med. Ctr., Ser. 2005, 5.50%, VRDN, (LOC: Key Bank)	3,945,000	3,945,000

		17,445,000

HOUSING 9.4%
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 3.58%, VRDN, (Insd. by Columbus B&T Co.)	4,040,000	4,040,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class F, 3.74%, VRDN, (SPA: Lloyds TSB Group plc)	1,015,000	1,015,000
Class I, 3.58%, VRDN, (Liq.: Lloyds TSB Group plc)	1,625,000	1,625,000
New Jersey EDA RB, Paddock Realty, LLC Proj., 3.63%, VRDN, (LOC: Wells Fargo & Co.)	1,200,000	1,200,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. 1012, 3.55%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	1,385,000	1,385,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. R, 3.30%, VRDN, (SPA: Dexia Credit Local)	6,800,000	6,800,000
Newark, NJ Hsg. Auth. MHRB, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,740,000	2,740,000

		21,405,000

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.88%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.73%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 3.53%, VRDN, (LOC: Washington Mutual, Inc.)	2,215,000	2,215,000
New Jersey EDRB:
El Dorado Terminals Proj., Ser. B, 3.48%, VRDN, (LOC: SunTrust Banks, Inc.)	4,950,000	4,950,000
Falcon Safety Products Proj., 3.45%, VRDN, (LOC: PNC Bank, NA)	2,305,000	2,305,000

		12,525,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 5.6%
Branch Bank & Trust Co., Muni. Trust Floater RB:
Ser. 1006, 3.61%, 11/01/2007, (LOC: Branch Bank & Trust Co.)	$1,900,000	$1,900,000
Ser. 2047, 3.51%, 11/01/2007, (Insd. by AMBAC & Liq.: Branch Bank & Trust Co.)	10,835,000	10,835,000

		12,735,000

MISCELLANEOUS REVENUE 12.8%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%,
05/15/2008, (Gtd. by Dow Chemical Co.)	500,000	503,113
Essex Cnty., NJ Impt. Auth. Lease RB, 3.52%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	645,000	645,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. EC-002, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	290,000	290,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 3.58%, VRDN, (LOC: Bank of America Corp.)	50,000	50,000
Municipal Securities Trust Cert., Ser. 2006-7009, Class A, 3.47%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns Cos.)	5,000,000	5,000,000
New Jersey EDRB, Bayonne Impt. Proj.:
Ser. A, 3.48%, VRDN, (LOC: SunTrust Banks, Inc.)	2,225,000	2,225,000
Ser. B, 3.48%, VRDN, (LOC: SunTrust Banks, Inc.)	4,975,000	4,975,000
Ser. C, 3.48%, VRDN, (LOC: SunTrust Banks, Inc.)	2,500,000	2,500,000
New Jersey Env. Infrastructure RB, MSTR, 3.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,635,000	9,635,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.47%, VRDN, (Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.73%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 3.73%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		29,373,113

PORT AUTHORITY 1.2%
New Jersey EDA RB, Ser. 78G, 3.53%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	2,800,000	2,800,000

SALES TAX 1.3%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR, 3.52%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	2,900,000	2,900,000

SPECIAL TAX 7.2%
New Jersey EDA RB, 3.68%, VRDN, (Liq.: Radian Group, Inc.)	6,345,000	6,345,000
New Jersey EDA ROC, 3.49%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
New York, NY TFA RB, Ser. 2A, 3.50%, VRDN, (Liq.: Dexia SA)	45,000	45,000

		16,390,000

TOBACCO REVENUE 11.4%
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.50%, VRDN, (SPA: Merrill Lynch & Co., Inc)	14,500,000	14,500,000
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER:
3.50%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,125,000	5,125,000
3.52%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	6,340,000	6,340,000

		25,965,000

TRANSPORTATION 11.2%
New Jersey Deutsche Bank Spears Trust:
3.51%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	8,000,000	8,000,000
3.53%, VRDN, (Insd. by MBIA & FGIC & Liq.: Deutsche Bank AG)	4,100,000	4,100,000
New Jersey Trans. Auth. RB:
3.46%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	1,600,000	1,600,000
3.46%, VRDN, (Insd. by FGIC)	250,000	250,000
New Jersey TTFA RB:
Ser. 038, 3.49%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	7,500,000	7,500,000
Ser. 241, 3.49%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,200,000	4,200,000

		25,650,000

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 6.9%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2, 3.64%, VRDN, (Gtd. by Georgia Power Co.)	$1,000,000	$1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.83%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,600,000	1,600,000
New Jersey EDA Thermal Energy Facs. RB, 3.47%, VRDN, (LOC: Bank One)	4,345,000	4,345,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R 637CE, 3.51%, VRDN, (Gtd. by & Liq.: Citigroup, Inc.)	8,860,000	8,860,000

		15,805,000

WATER & SEWER 4.4%
Puerto Rico Aqueduct & Sewer Auth. RB, ROC RR-II-R 10001CE, 3.51%, VRDN, (Liq.: CitiBank, NA)	10,000,000	10,000,000

Total Investments (cost $226,957,195) 99.4%		226,957,195
Other Assets and Liabilities 0.6%		1,314,848

Net Assets 100.0%		$228,272,043

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

3

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2007:

New Jersey	77.5%
Puerto Rico	8.3%
Pennsylvania	2.6%
California	2.0%
Tennessee	1.8%
Delaware	1.7%
Nebraska	1.7%
Louisiana	0.7%
Utah	0.7%
Indiana	0.6%
Massachusetts	0.4%
Georgia	0.4%
Connecticut	0.2%
Texas	0.2%
Non-state specific	1.2%

100.0%

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

4

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.1%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 3.51%, VRDN, (LOC: KeyCorp)	$2,035,000	$2,035,000

CONTINUING CARE RETIREMENT COMMUNITY 4.7%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc. Proj., Ser. A, 5.05%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
Butler Cnty., PA IDA RB, Concordia Lutheran Proj.:
Ser. B, 5.50%, VRDN, (Insd. by Radian Group, Inc. & LOC: Bank of America Corp.)	6,590,000	6,590,000
Ser. C, 5.50%, VRDN, (Insd. by Radian Group, Inc. & LOC: Bank of America Corp.)	1,410,000	1,410,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.61%, VRDN, (LOC: M&T Bank Corp.)	4,425,000	4,425,000
Montgomery Cnty., PA IDA RB, ACTS Retirement Life Communities, Inc., 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: LaSalle Bank Corp.)	1,000,000	1,000,000

		14,225,000

EDUCATION 4.8%
Amherst, NY Indl. Dev. Agcy. Civic Facs. RB, Multi-Mode-Daemen College Proj., Ser. 2006-B, 6.00%, VRDN, (LOC: M&T Bank Corp.)	5,100,000	5,100,000
New York Dorm. Auth. RB, Mount St. Mary’s College, 6.00%, VRDN, (SPA: Citizens Banking Corp.)	7,150,000	7,150,000
St. Lawrence Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Potsdam Auxiliary College, 3.50%, VRDN, (LOC: Citizens Banking Corp.)	2,500,000	2,500,000

		14,750,000

GENERAL OBLIGATION – LOCAL 4.4%
New York, NY GO:
Ser. 601, 3.49%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,225,000	5,225,000
Ser. 603, 3.49%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,385,000	1,385,000
Ser. I-5, 3.49%, VRDN, (LOC: California Public Employees’ Retirement Sys.)	1,700,000	1,700,000
Ser. I-7, 3.41%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

		13,310,000

HOSPITAL 4.9%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 3.51%, VRDN, (LOC: KeyCorp)	640,000	640,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 3.45%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,285,000	3,285,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.49%, VRDN, (Insd. by MBIA & Morgan Stanley)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.51%, VRDN, (LOC: KeyCorp)	2,835,000	2,835,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Ctr. Proj., 3.35%, VRDN, (LOC: M&T Bank Corp.)	1,540,000	1,540,000
Guthrie Corning Dev. Facs. Proj., 3.35%, VRDN, (LOC: M&T Bank Corp.)	2,530,000	2,530,000

		14,812,500

HOUSING 16.3%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 4.00%, VRDN, (LOC: KeyCorp)	662,500	662,500
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	6,700,000	6,700,000
Goldman Sachs Pool Trust, 3.53%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	7,136,044	7,136,044
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C, 3.58%, VRDN, (LOC: Lloyds TSB Group plc)	2,450,000	2,450,000
MMA Finl. MHRB, Ser. A, Class A, 3.54%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
New York Hsg. Fin. Agcy. MHRB, West 23rd Street, Ser. A, 3.28%, VRDN, (Insd. by & Liq: FNMA)	6,500,000	6,500,000
New York, NY City Hsg. Dev. Corp. MHRB, Louis Boulevard Apts. Proj., Ser. A, 3.30%, VRDN, (LOC: KeyCorp)	7,300,000	7,300,000
New York, NY SFHRB, Ser. 132, 3.55%, VRDN, (Liq.: Dexia SA)	4,400,000	4,400,000
Newburgh, NY Indl. Dev. Agcy. MHRB, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,090,000	3,090,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 4.08%, VRDN, (LOC: LaSalle Bank Corp.)	3,135,000	3,135,000
Simi Valley, CA MHRB, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,000,000

		49,573,544

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 6.2%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 3.65%, VRDN, (LOC: Citizens Banking Corp.)	$2,351,000	$2,351,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.88%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser.1988-A, 3.52%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.54%, VRDN, (LOC: CitiBank, NA)	1,540,000	1,540,000
Seneca Cnty., NY Indl. Dev. Agcy. Solid Waste Disposal RB, Ser. W, 3.55%, VRDN, (LOC: Bank of America Corp.)	4,995,000	4,995,000
Sparks, NV EDRB, Rix Inds. Proj., 3.63%, VRDN, (LOC: Wells Fargo & Co.)	1,510,000	1,510,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Zumtobel Staff Proj., Ser. A, 3.40%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000

		18,771,000

LEASE 0.6%
Branch Bank & Trust Co., Muni. Trust RB, Ser. 1006, 3.61%, VRDN, (LOC: Branch Bank & Trust Co.)	1,900,000	1,900,000

MISCELLANEOUS REVENUE 6.0%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	2,000,000	2,012,450
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 3.47%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Hudson Yards Infrastructure Corp. of New York RB, 3.49%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	585,000	585,000
Lower Neches Valley, TX Indl. Dev. Corp. RRB, ExxonMobil Proj., Ser. B-2, 3.56%, VRDN, (Gtd. by ExxonMobil)	2,300,000	2,300,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. EC-002, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	257,000	257,000
New York, NY Indl. Dev. Agcy. Civic RB, Casa Proj., 3.50%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.47%, VRDN, (Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%, 03/01/2008, (Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
Valdez, AK Marine Terminal RRB, BP Pipelines Proj., Ser. B, 3.58%, VRDN, (Gtd. by BP, plc)	1,800,000	1,800,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.73%, VRDN, (Gtd. by Dow Chemical Co.)	300,000	300,000

		18,354,450

SPECIAL TAX 8.3%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.51%, VRDN, (LOC: CitiBank, NA)	6,000,000	6,000,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.51%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	2,695,000	2,695,000
New York, NY TFA RB:
Class A, 3.49%, VRDN, (LOC: CitiBank, NA)	12,060,000	12,060,000
NYC Recovery, Fiscal Year 2003:
Ser. 1, 3.48%, VRDN, (SPA: LandesBank Hessen)	2,400,000	2,400,000
Ser. 2, 3.28%, VRDN, (LOC: Dexia SA)	1,135,000	1,135,000
Ser. 3, 3.49%, VRDN, (SPA: Royal Bank of Canada)	900,000	900,000

		25,190,000

TOBACCO REVENUE 16.3%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.50%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	13,635,000	13,635,000
New York Tobacco Settlement Asset Securitization Corp. ROC RR-II-R-519CE, 3.51%, VRDN, (Insd. by & Liq.: CitiBank, NA)	3,000,000	3,000,000
New York Tobacco Trust RB, PFOTER:
3.52%, VRDN, (Gtd. by Merrill Lynch & Co., Inc. & SPA: WestLB AG)	2,810,000	2,810,000
3.54%, VRDN, (Gtd. by & SPA: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.50%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
Tobacco Settlement Fin. Corp. of New York RB, PFOTER:
3.49%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	$1,380,000	$1,380,000
3.53%, 04/03/2008, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	6,700,000	6,700,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,230,000	5,230,000

		49,655,000

TRANSPORTATION 4.7%
Metropolitan Trans. Auth. of New York RB:
Eagle-20040041, Class A, 3.50%, VRDN, (LOC: CitiBank, NA)	4,000,000	4,000,000
Ser. 2005G-1, 3.51%, VRDN, (LOC: BNP Paribas SA)	1,555,000	1,555,000
Municipal Securities Trust Cert. RB:
Ser. 2000-109, Class A, 3.57%, VRDN, (Liq.: Bear Stearns Cos.)	2,600,000	2,600,000
Ser. 7000, Class A, 3.47%, VRDN, (LOC: Bear Stearns Cos.)	4,995,000	4,995,000
New York Thruway Auth. RB, 3.49%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500

		14,192,500

UTILITY 3.1%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2, 3.64%, VRDN, (Gtd. by Georgia Power Co.)	1,800,000	1,800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.83%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,800,000	2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.95%, 07/01/2008, (Gtd. by Emerson Electric Co.)	4,990,000	4,990,000

		9,590,000

WATER & SEWER 20.1%
New York Env. Facs., Clean Water & Drinking RB, ROC RR-II-R-293, 3.50%, VRDN, (Liq.: CitiBank, NA)	5,170,000	5,170,000
New York Water Util. Impt. Certs. RB, Ser. 2007-132, 3.47%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB:
Ser. 115, 3.47%, VRDN, (LOC: Bank of America Corp.)	10,315,000	10,315,000
Ser. 1263, 3.49%, VRDN, (Insd. by JPMorgan Chase & Co.)	7,715,000	7,715,000
Ser. 1327, 3.47%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,300,000	3,300,000
Ser. 2004-36, Class A, 3.51%, VRDN, (Insd. by MBIA & Liq.: CitiBank, NA)	9,900,000	9,900,000
Ser. 2616, 3.47%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	800,000	800,000
Ser. 10301, 3.52%, VRDN, (Liq.: Citigroup, Inc.)	16,280,000	16,280,000
New York, NY Water Fin. Auth. Water & Sewer RRB, 3.50%, VRDN, (SPA: State Street Corp.)	6,515,000	6,515,000

		60,995,000

Total Investments (cost $307,353,994) 101.1%		307,353,994
Other Assets and Liabilities (1.1%)		(3,259,118)

Net Assets 100.0%		$304,094,876

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of October 31, 2007:

New York	82.5%
Pennsylvania	4.2%
California	2.5%
Delaware	1.6%
Texas	1.4%
Minnesota	1.0%
New Mexico	0.9%
Puerto Rico	0.7%
Alaska	0.6%
Georgia	0.6%
Nevada	0.5%
Indiana	0.3%
Lousiana	0.1%
Non-state specific	3.1%

100.0%

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of Investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

4

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 2.7%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.53%, VRDN, (Insd. by FGIC & SPA: Bank of America Corp.)	$2,000,000	$2,000,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.45%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,375,000	4,375,000

		6,375,000

CONTINUING CARE RETIREMENT COMMUNITY 8.6%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc. Proj., Ser. B, 5.05%, VRDN, (Insd. by Radian Group, Inc. & Liq.: Bank of America Corp.)	3,190,000	3,190,000
Butler Cnty., PA IDA RB, Concordia Lutheran Proj.:
Ser. A, 5.50%, VRDN, (Insd. by Radian Group, Inc. & LOC: Bank of America Corp.)	3,980,000	3,980,000
Ser. C, 5.50%, VRDN, (Insd. by Radian Group, Inc. & LOC: Bank of America Corp.)	645,000	645,000
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.48%, VRDN, (LOC: Fulton Finl. Corp.)	4,750,000	4,750,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living, Ser. A, 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Bank)	3,300,000	3,300,000
Montgomery Cnty., PA IDA RB, ACTS Retirement Life Communities, Inc., 5.05%, VRDN, (Insd. by Radian Group, Inc. & SPA: LaSalle Bank Corp.)	3,300,000	3,300,000
South Central Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 3.53%, VRDN, (LOC: Fulton Finl. Corp.)	1,445,000	1,445,000

		20,610,000

EDUCATION 13.9%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 3.49%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	6,600,000	6,600,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.51%, VRDN, (LOC: Natl. City Corp.)	2,225,000	2,225,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 3.53%, VRDN, (LOC: Fulton Finl. Corp.)	3,345,000	3,345,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.47%, VRDN, (LOC: Allied Irish Banks plc)	1,290,000	1,290,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Honeysuckle Student Housing, Ser. A, 3.46%, VRDN, (LOC: Allied Irish Banks plc)	1,070,000	1,070,000
Independent Colleges Assn., Ser. M3, 3.63%, 11/01/2007, (LOC: M&T Bank)	2,100,000	2,100,000
Ser. 1412, 3.50%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	3,360,500	3,360,500
Pennsylvania Higher Edl. Facs. Auth. RRB, Independent Colleges Assn., Ser. I1, 3.63%, 11/01/2007, (LOC: Allied Irish Banks plc)	2,300,000	2,300,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.50%, VRDN, (Liq.: Morgan Stanley)	2,840,000	2,840,000
Washington Cnty., PA RRB, Univ. of Pennsylvania, 3.35%, VRDN, (Gtd. by Univ. of Pennsylvania)	8,150,000	8,150,000

		33,280,500

ENERGY 0.8%
Lower Neches Valley, TX IDRB, ExxonMobil Corp. Proj., Ser. 2001-B, 3.56%, VRDN, (Gtd. by Exxon Mobil Corp.)	2,000,000	2,000,000

GENERAL OBLIGATION – LOCAL 6.5%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 3.46%, VRDN, (Insd. by FSA & SPA: Dexia Credit Local)	9,000,000	9,000,000
Central York, PA Sch. Dist. GO, Ser. A, 3.45%, VRDN, (Insd. by FSA & SPA: RBC Centura)	6,500,000	6,500,000

		15,500,000

GENERAL OBLIGATION – STATE 2.7%
Pennsylvania GO MSTR, 3.34%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000
Pennsylvania GO MTC, Ser. 2000-110, Class A, 3.60%, VRDN, (Liq.: Bear Stearns Cos.)	5,120,000	5,120,000

		6,465,000

HOSPITAL 10.0%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.35%, VRDN, (LOC: Fulton Finl. Corp.)	1,950,000	1,950,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, St. Mary Hosp. Auth., Ser. 1485, 3.52%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,320,000	4,320,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.54%, VRDN, (LOC: Lloyds TSB Group plc)	5,875,000	5,875,000
Scotts Bluff Cnty., NE Hosp. Auth. RRB, Regl. West Med. Ctr., Ser. 2005, 5.50%, VRDN, (LOC: Key Bank)	4,000,000	4,000,000

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Somerset Cnty., PA Hosp. Auth. RB, Somerset Cmnty. Hosp. Proj.:
Ser. 2002-B, 3.91%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$3,555,000	$3,555,000
Ser. A, 3.75%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,435,000	4,435,000

		24,135,000

HOUSING 2.7%
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 3.65%, VRDN, (Liq.: American Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 3.63%, VRDN, (LOC: Fulton Finl. Corp.)	1,280,000	1,280,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class I, 3.58%, VRDN, (Liq.: Lloyds TSB Group plc)	1,275,000	1,275,000
Simi Valley, CA MHRB, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,400,000	1,400,000

		6,603,000

INDUSTRIAL DEVELOPMENT REVENUE 25.6%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.48%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 3.63%, VRDN, (LOC: Fulton Finl. Corp.)	1,700,000	1,700,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.53%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.53%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.48%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 3.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
YMCA Brandywine Proj., Ser. 2007, 3.51%, VRDN, (LOC: Fulton Finl. Corp.)	2,000,000	2,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,970,000	1,970,000
Delaware Cnty., PA IDA Arpt. Facs. RB, United Parcel Svcs., Inc. Proj., Ser. 1985, 3.55%, VRDN, (Gtd. by United Parcel Svcs., Inc.)	1,300,000	1,300,000
East Hempfield, PA IDA RB, BGT Realty Proj., 3.58%, VRDN, (LOC: Fulton Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 3.68%, VRDN, (LOC: Commerce Bank, NA)	2,720,000	2,720,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 3.54%, VRDN, (Insd. by Fifth Third Bank)	4,500,000	4,500,000
Jenkins, Minn., IDRB, Pequot Tool & Manufacturing Inc, Proj., 3.63%, VRDN, (LOC: Wells Fargo & Co.)	1,230,000	1,230,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 3.51%, VRDN, (LOC: First Tennessee Bank)	2,400,000	2,400,000
RIS Paper Co. Proj., 3.56%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.80%, VRDN, (LOC: M&T Bank Corp.)	430,000	430,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Crawford Cnty. Properties, Ser. 2001-B2, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	750,000	750,000
Donald Bernstein Proj.:
Ser. 2000-H3, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Ser. C-5, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,900,000	1,900,000
EPT Associates Proj., Ser. B-5, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,100,000	1,100,000
Fitzpatrick Container Corp., Ser. A-1, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,600,000	2,600,000
Ganflec Corp. Proj., Ser. E, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Johnston Welding & Fabric, Ser. B-1, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
JT Properties Proj., Ser. 2001-B1, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Moosic Realty Partners, LP Proj., Ser. A-1, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Sage Properties, LLC Proj., Ser. G12, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 3.71%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$1,400,000	$1,400,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 3.50%, VRDN, (LOC: Citizens Bank)	2,000,000	2,000,000
South Central, Pennsylvania Gen. Auth. RB, 3.48%, VRDN, (Insd. by AMBAC & SPA: RBC Centura Bank)	6,995,000	6,995,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 4.02%, 12/01/2012, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		61,535,000

LEASE 1.4%
Branch Bank & Trust Co. Muni. Trust RB, Ser. 1006, 3.61%, VRDN, (LOC: Branch Bank & Trust Co.)	1,900,000	1,900,000
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.50%, VRDN, (LOC: Union Bank of California)	1,405,000	1,405,000

		3,305,000

MISCELLANEOUS REVENUE 5.4%
Beaver Cnty., PA Env. Impt. IDA RB, BASF Corp. Proj., 3.69%, VRDN, (Gtd. by BASF Corp.)	4,100,000	4,100,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.53%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. EC-001, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	100,000	100,000
Ser. EC-002, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	224,000	224,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 3.68%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,400,000	4,400,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.73%, VRDN, (Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		12,924,000

PORT AUTHORITY 0.8%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.52%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 6.3%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 3.49%, VRDN, (LOC: Landesbank Hessen)	4,375,000	4,375,000
Washington Cnty., PA Solid Waste Disposal IDRB, American Iron Oxide Co. Proj., 3.85%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		15,075,000

SPECIAL TAX 0.3%
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.49%, VRDN, (Insd. by FGIC & Liq.: Goldman Sachs Group, Inc.)	792,000	792,000

UTILITY 2.7%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.83%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
Mobile, AL IDRB, Alabama Power Co., Barry Plant Proj., Ser. B, 3.66%, VRDN, (Gtd. by Alabama Power Co.)	800,000	800,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R 637CE, 3.51%, VRDN, (Gtd. by & Liq.: Citigroup, Inc.)	3,500,000	3,500,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 3.63%, VRDN, (LOC: Barclays plc)	200,000	200,000

		6,500,000

WATER & SEWER 9.3%
Pennsylvania EDFA Solid Waste Disposal RB, Ser. V, 3.55%, VRDN, (LOC: Bank of America Corp.)	4,495,000	4,495,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.47%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Philadelphia, PA Water & Wastewater Facs. RB MTC, Ser. 1999-1, 3.53%, VRDN, (Insd. by AMBAC & LOC: Commerzbank AG)	15,495,000	15,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.50%, VRDN, (Liq.: Morgan Stanley)	995,000	995,000

		22,285,000

Total Investments (cost $239,384,500) 99.7%		239,384,500
Other Assets and Liabilities 0.3%		798,751

Net Assets 100.0%		$240,183,251

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

The following table shows the percent of total investments by geographic location as of October 31, 2007:

Pennsylvania	85.9%
California	2.3%
Delaware	1.8%
Illinois	1.8%
Puerto Rico	1.8%
Nebraska	1.7%
Louisiana	0.7%
Minnesota	0.5%
Alabama	0.3%
Wyoming	0.1%
Non-state specific	3.1%

100.0%

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

4

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS^^ 100.3%
ABN AMRO, Inc., Avg. rate of 4.52%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,070,244 (1) *	$80,000,000	$80,000,000
Barclays Capital, Inc., 4.55%, dated 10/31/2007, maturing 11/01/2007; maturity value $80,010,111 (2)	80,000,000	80,000,000
Credit Suisse First Boston, LLC, Avg. rate of 4.53%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,070,400 (3) *	80,000,000	80,000,000
Deutsche Bank AG:
4.55%, dated 10/31/2007, maturing 11/01/2007; maturity value $34,004,297 (4)	34,000,000	34,000,000
Avg. rate of 4.54%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,070,689 (4) *	80,000,000	80,000,000
Avg. rate of 4.66%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,072,489 (5) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 4.53%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,070,533 (6) *	80,000,000	80,000,000
HSBC Holdings, plc:
4.53%, dated 10/31/2007, maturing 11/01/2007; maturity value $34,004,278 (7)	34,000,000	34,000,000
Avg. rate of 4.52%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,070,333 (8) *	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 4.52%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,070,356 (9) *	80,000,000	80,000,000
Merrill Lynch & Co., Inc., Avg. rate of 4.53%, dated 10/29/2007, maturing 11/05/2007; maturity value $80,070,533 (10) *	80,000,000	80,000,000
Morgan Stanley:
4.50%, dated 10/31/2007, maturing 11/01/2007; maturity value $31,909,430 (11)	31,905,442	31,905,442
Avg. rate of 4.51%, dated 10/29/2007, maturing 11/05/2007; maturity value $110,096,433 (11) *	110,000,000	110,000,000
RBC Dain Rauscher Corp., Avg. rate of 4.51%, dated 10/29/2007, maturing 11/05/2007; maturity value $180,157,750 (12) *	180,000,000	180,000,000
Societe Generale, 4.52%, dated 10/31/2007, maturing 11/01/2007; maturity value $34,004,269 (13)	34,000,000	34,000,000
UBS AG:
Avg. rate of 4.53%, dated 10/29/2007, maturing 11/05/2007; maturity value $105,158,450 (14) *	105,000,000	105,000,000
Avg. rate of 4.64%, dated 10/29/2007, maturing 11/05/2007; maturity value $185,162,400 (15) *	185,000,000	185,000,000

Total Investments (cost $1,433,905,442) 100.3%		1,433,905,442
Other Assets and Liabilities (0.3%)		(4,781,475)

Net Assets 100.0%		$1,429,123,967

^^	Collateralized by:
(1)	$71,668,000 TIPS, 1.875%, 07/15/2013, value including accrued interest is $81,600,555.
(2)	$57,686,000 U.S. Treasury Bond, 8.75%, 08/15/2020, value including accrued interest is $81,600,217.
(3)	$51,453,526 TIPS, 3.625%, 01/15/2008, value including accrued interest is $67,119,247; $12,400,000 U.S. Treasury Bond, 6.00%, 2/15/2026, value including accrued interest is $14,484,493.
(4)

$181,898,177 GNMA, 5.00% to 6.50%, 3/15/2018 to 09/20/2037, value including accrued interest is $116,280,000. This collateral was allocated on a pro rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(5)	$144,652,000 U.S. Treasury STRIPS, 0.00%, 08/15/2023 to 02/15/2033, value is $55,759,226; $15,760,000 TIPS, 3.875%, 04/15/2029, value including accrued interest is $25,841,592.
(6)	$79,095,000 U.S. Treasury Note, 4.625%, 08/31/2011, value including accrued interest is $81,604,745.
(7)	$90,070,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $34,680,554.
(8)	$211,930,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $81,601,530.
(9)	$81,895,000 U.S. Treasury Note, 3.625%, 10/31/2009, value including accrued interest is $81,600,998.
(10)	$77,585,000 U.S. Treasury Note, 4.875%, 06/30/2012, value including accrued interest is $81,601,120.
(11)

$287,449,000 U.S. Treasury STRIPS, 0.00%, 11/15/2021 to 11/15/2022, value is $144,744,421. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(12)

$646,000 U.S. Treasury Bills, 0.00%, 11/29/2007 to 01/24/2008, value is $641,336; $23,401,000 U.S. Treasury Bonds, 4.50% to 8.125%, 11/15/2016 to 03/15/2037, value including accrued interest is $28,914,419; $150,767,000 U.S. Treasury Notes, 3.50% to 4.875%, 06/30/2009 to 08/15/2017, value including accrued interest is $154,044,395.

(13)

$4,400,000 TIPS, 3.625%, 04/15/2028, value including accrued interest is $7,030,089; $7,415,000 U.S. Treasury Bonds, 6.00% to 8.75%, 08/15/2020 to 08/15/2026, value including accrued interest is $9,642,623; $17,620,000 U.S. Treasury Notes, 4.375% to 4.625%, 09/30/2008 to 09/30/2011, value including accrued interest is $18,008,078.

(14)	$99,740,000 TIPS, 0.00%, 04/15/2010, value is $107,101,855.
(15)	$879,465,962 GNMA, 3.50% to 13.00%, 01/15/2008 to 10/20/2037, value including accrued interest is $188,700,558.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

1

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 27.9%
FFCB:
5.30%, 07/23/2008	$25,000,000	$25,000,000
FRN, 4.75%, 11/01/2007	50,000,000	49,986,427
FHLB:
5.25%, 11/01/2007 – 04/11/2008	34,585,000	34,585,000
5.29%, 11/07/2007	7,845,000	7,844,967
5.30%, 05/29/2008	25,000,000	24,998,566
5.375%, 02/28/2008	55,000,000	55,000,000
FRN, 4.23%, 11/01/2007	56,800,000	56,800,000
FHLMC, 5.25%, 12/26/2007	15,000,000	15,000,000
FNMA:
5.24%, 11/01/2007 ±	30,000,000	30,000,000
5.34%, 11/01/2007 ±	35,000,000	35,000,000

Total U.S. Government & Agency Obligations (cost $334,214,960)		334,214,960

REPURCHASE AGREEMENTS ^^ 72.0%
Bank of America Corp., 4.83%, dated 10/31/2007, maturing 11/01/2007, maturity value $175,023,479 (1)	175,000,000	175,000,000
Barclays Capital, Inc., 4.80%, dated 10/31/2007, maturing 11/01/2007, maturity value $170,440,693 (2)	170,417,971	170,417,971
Deutsche Bank AG, 4.82%, dated 10/31/2007, maturing 11/01/2007, maturity value $175,023,431 (3)	175,000,000	175,000,000
Greenwich Capital Markets, Inc., 4.80%, dated 10/31/2007, maturing 11/01/2007, maturity value $170,022,667 (4)	170,000,000	170,000,000
HSBC Holdings, plc, 4.75%, dated 10/31/2007, maturing 11/01/2007, maturity value $170,022,431 (5)	170,000,000	170,000,000

Total Repurchase Agreements (cost $860,417,971)		860,417,971

Total Investments (cost $1,194,632,931) 99.9%		1,194,632,931
Other Assets and Liabilities 0.1%		890,780

Net Assets 100.0%		$1,195,523,711

±	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)

$2,310,000 FNMA, 0.00% to 6.00%, 07/08/2010 to 09/27/2021, value including accrued interest is $2,333,141; $7,100,000 FHLB, 0.00%, 03/27/2009 to 11/10/2014, value is $7,055,728; $169,585,000 FHLMC, 0.00% to 5.25%, 11/23/2007 to 06/17/2019, value including accrued interest is $169,111,842.

(2) $168,140,000 FHLB, 5.25% to 6.25%, 09/11/2009 to 10/25/2022, value including interest is $170,418,283.
(3)

$51,362,000 FNMA, 6.625%, 11/15/2030, value including accrued interest is $63,010,830; $485,000 FHLB, 5.82%, 03/30/2009, value including accrued interest is $497,587; $75,000,000 FHLMC, 5.25% to 5.96%, 01/11/2010 to 03/14/2017, value including accrued interest is $75,897,097; $50,000,000 Resolution Funding Corp. STRIPS, 0.00%, 10/15/2013, value is $39,099,000.

(4)

$14,935,000 FFCB, 5.55% to 6.50%, 05/07/2018 to 07/20/2021, value including accrued interest is $15,448,394; $21,000,000 FAMC, 0.00%, 11/21/2007, value is $20,947,500; $58,525,000 FHLB, 4.00% to 6.00%, 12/19/2011 to 06/15/2037, value including accrued interest is $59,538,565; $101,636,000 Resolution Funding Corp. STRIPS, 0.00% to 9.375%, 01/15/2008 to 04/15/2030, value including accrued interest $76,938,617; $970,000 FHLMC, 0.00%, 11/29/2019, value is $531,531.

(5)

$18,490,000 FFCB, 0.00%, 11/01/2007, value is $18,488,151; $26,235,000 FHLB, 5.55%, 07/23/2012, value including accrued interest is $27,348,784; $64,508,000 FNMA, 4.71% to 6.07%, 10/22/2009 to 05/12/2016, value including accrued interest is $66,404,539; $30,000,000 FHLMC, 5.25%, 01/12/2009, value including accrued interest is $30,796,498; $27,049,0000 TVA, 5.88%, 04/01/2036, value including accrued interest is $30,362,952.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registerd Interest and Principal Securities
TVA	Tennessee Valley Authority

On October 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Valuation of investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

2

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust
By:
Dennis H. Ferro, Principal Executive Officer

 Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 28, 2007
By:
Jeremy DePalma Principal Financial Officer

Date: December 28, 2007